COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 12 - COMMITMENTS AND CONTINGENCIES

Environmental and Governmental Regulation

At June 30, 2017, there were no known environmental or regulatory matters which are reasonably expected to result in a material liability to the Company. Many aspects of the oil and natural gas industry are extensively regulated by federal, state, and local governments in all areas in which the Company has operations. Regulations govern such things as drilling permits, environmental protection and air emissions/pollution control, spacing of wells, the unitization and pooling of properties, reports concerning operations, land use, and various other matters including taxation. Oil and natural gas industry legislation and administrative regulations are periodically changed for a variety of political, economic, and other reasons. As of June 30, 2017, the Company had not been fined or cited for any violations of governmental regulations that would have a material adverse effect on the financial condition of the Company.

Legal Proceedings

The Company may from time to time be involved in various legal actions arising in the normal course of business. In the opinion of management, the Company’s liability, if any, in these pending actions would not have a material adverse effect on the financial position of the Company. The Company’s general and administrative expenses would include amounts incurred to resolve claims made against the Company.

The Company believes there is no litigation pending that could have, individually or in the aggregate, a material adverse effect on its results of operations or financial condition.

NOTE 9 – COMMITMENTS AND CONTINGENCIES

Environmental and Governmental Regulation

At December 31, 2016, there were no known environmental or regulatory matters which are reasonably expected to result in a material liability to the Company. Many aspects of the oil and gas industry are extensively regulated by federal, state, and local governments in all areas in which the Company has operations. Regulations govern such things as drilling permits, environmental protection and air emissions/pollution control, spacing of wells, the unitization and pooling of properties, reports concerning operations, land use, and various other matters including taxation. Oil and gas industry legislation and administrative regulations are periodically changed for a variety of political, economic, and other reasons. As of December 31, 2016 the Company had not been fined or cited for any violations of governmental regulations that would have a material adverse effect upon the financial condition of the Company.

Legal Proceedings

The Company may from time to time be involved in various legal actions arising in the normal course of business. In the opinion of management, the Company’s liability, if any, in these pending actions would not have a material adverse effect on the financial position of the Company. The Company’s general and administrative expenses would include amounts incurred to resolve claims made against the Company.

The Company believes there is no litigation pending that could have, individually or in the aggregate, a material adverse effect on its results of operations or financial condition.

Operating Leases

The Company has a two-year operating lease for office space in San Antonio, Texas and various other operating leases on a month-to-month basis which include office leases in Denver, Colorado and New York City, New York and corporate apartment leases in San Antonio, Texas. Rent expense for the years ended December 31, 2016 and 2015, was approximately $201,000 and $73,000, respectively. As of December 31, 2016, the Company has approximately $0.4 million of minimum lease payments on its operating lease which consists of annual minimum lease payments of approximately $0.2 million in 2017 and $0.2 million in 2018.